As filed with the Securities and Exchange Commission on July 19, 2012

Registration No. 2-25258

811-01403

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 68	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 44	☒
(Check appropriate box or boxes)

PUTNAM GLOBAL EQUITY FUND

(Exact Name of Registrant as Specified in Charter)

One Post Office Square,

Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

(617) 292-1000

Registrant’s Telephone Number, including Area Code

Copy to:

ROBERT T. BURNS, Vice President PUTNAM GLOBAL EQUITY FUND One Post Office Square Boston, Massachusetts 02109	JOHN W. GERSTMAYR, Esquire ROPES & GRAY LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 29, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 19th day of July, 2012.

PUTNAM GLOBAL EQUITY FUND

By:	/s/ Jonathan S. Horwitz, Executive Vice President,
Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter***	Chair, Board of Trustees

Robert L. Reynolds***	President and Trustee

Jonathan S. Horwitz+++	Executive Vice President, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar***	Vice President and Principal Financial Officer

Janet C. Smith***	Vice President, Assistant Treasurer and Principal Accounting Officer

Michael J. Higgins+++	Vice President and Treasurer

Ravi Akhoury*	Trustee

Barbara M. Baumann+	Trustee

Charles B. Curtis***	Trustee

Robert J. Darretta***	Trustee

John A. Hill***	Trustee

Paul L. Joskow***	Trustee

Elizabeth T. Kennan++	Trustee

Kenneth R. Leibler***	Trustee

Robert E. Patterson***	Trustee

George Putnam, III***	Trustee

W. Thomas Stephens**	Trustee

By:	/s/ Jonathan S. Horwitz, as Attorney-in-Fact July 19, 2012

* Signed pursuant to power of attorney filed in Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on February 28, 2009.
** Signed pursuant to power of attorney filed in Post- Effective Amendment No. 61 to the Registrant’s Registration Statement on December 18, 2009
*** Signed pursuant to power of attorney filed in Post- Effective Amendment No. 62 to the Registrant’s Registration Statement on February 26, 2010.
+ Signed pursuant to power of attorney filed in Post- Effective Amendment No. 63 to the Registrant’s Registration Statement on February 25, 2011.
++ Signed pursuant to power of attorney filed in Post- Effective Amendment No. 65 to the Registrant’s Registration Statement on February 29, 2012.
+++ Signed pursuant to power of attorney filed herewith.

POWER OF ATTORNEY

We, the undersigned Officers of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint Jameson A. Baxter, John A. Hill, George Putnam III, Jonathan S. Horwitz,, John W. Gerstmayr and Bryan Chegwidden, and each of them singly, our true and lawful attorneys, with full power to them and each of them, to sign for us, and in our names and in the capacity indicated below, the Registration Statements on Form N-1A of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and seal on the date set forth below.

Signature	Title	Date

/s/ Jonathan S. Horwitz Jonathan S. Horwitz	Executive Vice President, Principal Executive Officer and Compliance Liaison	July 2, 2012

/s/ Michael J. Higgins Michael J. Higgins	Treasurer	July 2, 2012

Schedule A

Putnam American Government Income Fund
Putnam Arizona Tax Exempt Income Fund
Putnam California Tax Exempt Income Fund
Putnam Convertible Securities Fund
Putnam Diversified Income Trust
Putnam Asset Allocation Funds
Putnam Equity Income Fund
Putnam Europe Equity Fund
Putnam Funds Trust
The George Putnam Fund of Boston d/b/a George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Health Care Fund
Putnam Global Income Trust
Putnam Global Natural Resources Fund
Putnam Global Utilities Fund
The Putnam Fund for Growth and Income
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
Putnam International Equity Fund
Putnam Investment Funds
Putnam Investors Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam Multi-Cap Growth Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam RetirementReady® Funds
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund
Putnam Tax-Free Income Trust
Putnam U.S. Government Income Trust
Putnam Variable Trust
Putnam Voyager Fund

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def